Cash and cash equivalents (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Subclassifications of assets, liabilities and equities [abstract]
Cash and cash equivalents	€ 254.0	€ 393.1
Restricted cash	0.2	0.1
Cash and cash equivalents	254.2	393.2	€ 824.8	€ 327.6
Bank overdrafts	0.0	(10.7)
Cash and cash equivalents if different from statement of financial position	€ 254.2	€ 382.5	€ 824.8